Earnings per Share	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings per Share

18. Earnings per Share

Basic and diluted earnings per share are calculated using a two-class method. Under the two-class method, basic earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period, excluding outstanding non-vested restricted stock awards. Diluted earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding determined for the basic earnings per share calculation plus the dilutive effect of stock compensation using the treasury stock method.

The following information was used in the computation of basic earnings per share (EPS) for the three months ended December 31, 2014 and 2013 (in thousands except share data).

	Three Months Ended December 31,
	2014	2013
Net income	$26,697	$28,604
Weighted average common shares outstanding	57,895,783	57,886,114
Dilutive effect of stock based compensation	—	—

Weighted average common shares outstanding for diluted earnings per share calculation	$57,895,783	$57,886,114

Basic earnings per share	$0.46	$0.49

Diluted earnings per share	$0.46	$0.49

The Company had 219,534 and 0 shares of unvested restricted stock as of December 31, 2014 and 2013, respectively, that were not included in the computation of diluted earnings per common share because performance conditions for vesting had not been met. The Company had no anti-dilutive stock awards outstanding as of December 31, 2014.

23. Earnings per Share

Basic earnings per share computations for the years ended September 30, 2014 and 2013 were determined by dividing net income by the weighted-average number of common shares outstanding during the years then ended. The Company had no potentially dilutive securities outstanding during the periods presented.

The following information was used in the computation of basic earnings per share (EPS) for the years ended September 30, 2014 and 2013 (in thousands except share data).

	2014	2013	2012
Basic earnings per share computation:
Net income	$104,952	$96,243	$72,995
Weighted average common shares outstanding	57,886,114	57,886,114	57,886,114

Basic EPS	$1.81	$1.66	$1.26